Employee Benefit Plans - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefit Plans
Contribution for multi-employer defined contribution plan	¥ 273,507	¥ 267,278	¥ 237,851